Income tax - Schedule of Taxation Recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Direct taxes - current	$ 1,149	$ 1,307	$ 1,015
Direct taxes – prior year	(48)	(60)	(115)
Total current tax	1,101	1,247	901
Deferred tax
Current	7,284	(89,847)	(54,236)
Prior year	5,916	(10,719)	15,269
Total deferred tax	13,200	(100,565)	(38,968)
Total income tax charge / (benefit)	$ 14,301	$ (99,318)	$ (38,067)